Real Estate (Tables)	12 Months Ended
Dec. 31, 2012
Real Estate
Real estate consists of:

	At Year-End
	2012	2011
	(In thousands)
Entitled, developed and under development projects	$361,827	$383,026
Undeveloped land (includes land in entitlement)	82,688	80,076
Income producing properties
Carrying value	100,855	129,220
Accumulated depreciation	(28,220)	(26,955)
Net carrying value	72,635	102,265
	$517,150	$565,367